Statements of Net Assets Available for Benefits - EBP 022 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments at fair value:
Interest in Allegheny Technologies Incorporated Master Trust	$ 1,011,335,032	$ 890,465,708
Interest in registered investment companies	12,160,336	8,945,046
Total investments at fair value	1,023,495,368	899,410,754
Investments at contract value:
Interest in Allegheny Technologies Incorporated Master Trust	71,427,188	77,458,294
Total investments at contract value	71,427,188	77,458,294
Notes receivable from participants	20,694,961	18,078,208
Net assets available for benefits	$ 1,115,617,517	$ 994,947,256